Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 12 - Subsequent Events

On April 1, 2024, RLSP obtained a one-year bank loan of $2.27 million (RMB 20 million) from the Industrial and Commercial Bank of China, Ningbo National Gaoxin Branch, at an annual interest rate of 3.55%, which was drawn from the approved LOC dated on March 25, 2024.

In accordance with a Payment Extension Agreement signed between Shanghai Huaxin (the “Payee”) and RLSP (the “Payer”) on December 25, 2021, and a Repayment Agreement signed between Yongliansen (the “Payer”) and RLSP (the “Payee”) on December 15, 2022. RLSP, Yongliansen, and Shanghai Huaxin signed a Tripartite Payment Agreement (the “TPA”) on May 6, 2024. Under the terms of the TPA, RLSP, Yongliansen, and Shanghai Huaxin have agreed that the advance of $2,113,331 or RMB 15 million from RLSP to Yongliansen will be directly remitted from Yongliansen to Shanghai Huaxin. This remittance serves as payment to settle the payable amount owed to Shanghai Huaxin by RLSP.

Note 12 - Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were issued and filed with the Securities and Exchange Commission. Based on our evaluation, no other event has occurred requiring adjustment or disclosure, except the following:

On March 1, 2024, RLSP filed a complaint against Ningbo Rongsen in the Ningbo Intermediate People’s Court of China, challenging the overvalued construction costs of our newly constructed factory. On March 5, 2024, RLSP received a notification from Ningbo Fenghua District People’s Court that the construction project contract dispute case of RLSP vs. Ningbo Rongsen has been filed. The case number is (2024) Zhejiang 0213 Civil Litigation No. 1737.

On August 5, 2022, RLSP and Ningbo Rongsen signed a Construction Engineering Contract, with an agreed project cost of US $4,931,105 (RMB 35 million). The project was completed on October 25, 2023, and subsequently audited by Ningbo Zhongxin Engineering Management Co., Ltd., which initially appraised the project at US $6,519,991 (RMB 46,277,593). Based on this appraisal, RLSP signed a Settlement Payment Agreement with Ningbo Rongsen on January 7, 2024, setting the final settlement price at US $7,171,990 (RMB 50,905,352).

However, a significant discrepancy emerged following a second evaluation by Kexin United Engineering Consulting Co., Ltd., which determined the project cost to be US $5,221,922 (RMB 37,064,159), indicating a discrepancy of 26.32% compared to the price in the Settlement Payment Agreement. Citing a major misunderstanding influenced by the initial overvaluation, RLSP seeks legal action to revoke the Settlement Payment Agreement, in accordance with Article 147 of the Civil Code of the People’s Republic of China, which allows for the revocation under significant misunderstanding.

Our management maintains confidence in our legal standing and is actively pursuing a resolution that will be beneficial to us. As legal proceedings are subject to inherent uncertainties, we cannot predict the outcome of this matter at the time of filing this Annual Report.

On March 25, 2024, Ningbo National High-Tech District branch of Industrial and Commercial Bank of China agreed to extend a credit line of RMB 56 million to RLSP for a term of two years. The credit is secured by the Company’s property located at Qixing Road, Weng’ao Industrial Zone, Chunhu Subdistrict, Fenghua District, Ningbo, Zhejiang, China.